CHANGE IN PRESENTATION CURRENCY	12 Months Ended
Jan. 31, 2022
CHANGE IN PRESENTATION CURRENCY

5. CHANGE IN PRESENTATION CURRENCY

Effective February 1, 2021, the Company changed its presentation currency to Canadian dollars from US dollars. The Company believes that the change in presentation currency will provide shareholders with a better reflection of the Company’s business activities and enhance the comparability of the Company’s financial information to its industry peers. The change in presentation currency represents a voluntary change in accounting policy, which is accounted for retrospectively.

In order to satisfy the requirements of IAS 21 – The effects of changes in foreign exchange rates, with respect to the change in presentation currency, the consolidated financial statements for the year ended January 31, 2021, have been restated from USD to CAD using the procedures outlined below:

●	assets and liabilities were translated to CAD using exchange rates at January 31, 2021;
●	income and expenses were translated using average exchange rates during the year ended January 31, 2021;
●	share capital and deficit were translated at the historical rates prevailing at the dates of transactions; and
●	differences arising from the retranslation of the opening net assets at February 1, 2020, and the results for the year have been taken to the accumulated other comprehensive loss.

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Expressed in Canadian Dollars)

Consolidated Statements of Financial Position

	January 31, 2021		February 1, 2020
	As reported, USD$	Restated, CAD$	As reported, USD$	Restated, CAD$
Cash	$47,293	$60,486	$9,865	$13,054
Other current assets	994	1,273	5,764	7,628
Equipment	26,450	33,882	798	1,056
Exploration and evaluation assets	702,941	900,463	653,117	864,270
Total assets	$777,678	$996,104	$669,544	$886,008

Current liabilities	$208,744	$266,840	$439,758	$581,931
Non-current liabilities	1,210,035	1,546,774	715,842	947,274
Total liabilities	1,418,779	1,813,614	1,155,600	1,529,205

Share capital	6,281,521	6,409,558	6,281,521	6,409,558
Share-based payment reserve	2,891,764	3,521,907	2,891,764	3,521,907
Deficit	(9,744,146)	(10,522,764)	(9,584,892)	(10,312,110)
Accumulated other comprehensive loss	(70,240)	(226,211)	(74,449)	(262,552)
Total shareholders’ deficit	(641,101)	(817,510)	(486,056)	(643,197)
Total liabilities and shareholders’ deficit	$777,678	$996,104	$669,544	$886,008

Consolidated Statement of Loss and Comprehensive Loss

	Year ended January 31, 2021
	As reported, USD$	Restated, CAD$
Operating expenses	$(267,297)	$(357,570)
Foreign exchange loss	(2,148)	(2,811)
Forgiveness of debt	189,228	255,493
Interest on notes payable	(79,037)	(105,766)
Net loss	(159,254)	(210,654)
Foreign currency translation	4,209	36,341
Comprehensive loss	$(155,045)	$(174,313)
Earnings per share - basic and diluted	$(0.00)	$(0.01)